Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000069472
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class $1,951,200
Accumulated Value	$ 1,000,000		$ 1,247,600	$ 1,216,600	$ 1,197,500	$ 1,324,300	$ 1,536,700	$ 1,164,800	$ 1,133,400	$ 1,325,500	$ 1,604,400	$ 1,951,200
C000069470
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge) $17,916
Accumulated Value	9,425		11,736	11,409	11,207	12,359	14,298	10,806	10,492	12,237	14,782	17,916
C000069471
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charge) $17,637
Accumulated Value	10,000		12,357	11,923	11,625	12,726	14,616	10,967	10,560	12,228	14,662	17,637
C000090015
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3 $18,256
Accumulated Value	10,000		12,394	12,003	11,740	12,897	14,858	11,183	10,815	12,561	15,111	18,256
C000125074
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 $19,701
Accumulated Value	10,000		12,490	12,182	12,006	13,292	15,442	11,715	11,414	13,357	16,188	19,701
C000063561
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class $2,532,500
Accumulated Value	1,000,000		1,115,600	1,233,600	1,271,300	1,290,800	1,595,700	1,597,500	1,636,800	1,942,400	2,182,200	2,532,500
C000063559
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge) $23,016
Accumulated Value	9,425		10,475	11,545	11,853	11,988	14,769	14,730	15,038	17,770	19,902	23,016
C000063560
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charge) $22,663
Accumulated Value	10,000		11,034	12,067	12,297	12,344	15,092	14,943	15,134	17,764	19,744	22,663
C000090014
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3 $23,754
Accumulated Value	10,000		11,088	12,189	12,482	12,584	15,456	15,377	15,643	18,443	20,595	23,754
C000228873
Account Value [Line Items]
Line Graph and Table Measure Name		Class E $26,117
Accumulated Value	10,000		11,156	12,336	12,713	12,908	15,957	16,041	16,549	19,769	22,356	26,117
C000021351
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class $28,554
Accumulated Value	10,000		11,681	13,205	12,895	16,270	21,485	15,110	16,896	21,354	25,434	28,554
C000021352
Account Value [Line Items]
Line Graph and Table Measure Name		Trust Class $28,003
Accumulated Value	10,000		11,661	13,164	12,832	16,156	21,290	14,941	16,672	21,028	25,002	28,003
C000021353
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class $27,481
Accumulated Value	10,000		11,651	13,122	12,770	16,052	21,106	14,789	16,468	20,727	24,582	27,481
C000027739
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class $2,900,200
Accumulated Value	1,000,000		1,170,400	1,324,800	1,296,400	1,637,600	2,165,700	1,525,300	1,707,800	2,161,900	2,579,700	2,900,200
C000090012
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge) $26,345
Accumulated Value	9,425		10,984	12,391	12,080	15,208	20,034	14,058	15,690	19,788	23,520	26,345
C000090013
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charge) $25,935
Accumulated Value	10,000		11,576	12,955	12,535	15,663	20,481	14,265	15,800	19,775	23,337	25,935
C000021336
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class $24,393
Accumulated Value	10,000		11,019	13,964	14,038	15,930	21,169	18,072	19,814	22,777	22,178	24,393
C000021337
Account Value [Line Items]
Line Graph and Table Measure Name		Trust Class $24,177
Accumulated Value	10,000		11,011	13,945	14,006	15,879	21,084	17,983	19,696	22,623	22,005	24,177
C000021338
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class $23,564
Accumulated Value	10,000		10,981	13,871	13,896	15,716	20,813	17,704	19,345	22,161	21,503	23,564
C000021339
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class $2,479,000
Accumulated Value	1,000,000		1,104,000	1,401,600	1,411,300	1,603,900	2,134,900	1,825,400	2,004,600	2,307,900	2,250,900	2,479,000
C000125070
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 $25,021
Accumulated Value	10,000		11,047	14,038	14,149	16,094	21,442	18,352	20,173	23,248	22,697	25,021
C000228870
Account Value [Line Items]
Line Graph and Table Measure Name		Class E $25,514
Accumulated Value	10,000		11,019	13,964	14,038	15,930	21,169	18,184	20,130	23,367	22,977	25,514
C000121825
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class $20,671
Accumulated Value	10,000		11,597	12,163	11,649	13,442	17,238	12,510	14,352	17,345	18,691	20,671
C000121826
Account Value [Line Items]
Line Graph and Table Measure Name		Trust Class $20,552
Accumulated Value	10,000		11,592	12,154	11,625	13,417	17,196	12,469	14,297	17,272	18,591	20,552
C000021340
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class $2,106,400
Accumulated Value	1,000,000		1,158,200	1,217,500	1,169,400	1,353,400	1,738,500	1,264,000	1,454,700	1,761,400	1,901,100	2,106,400
C000121822
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge) $19,146
Accumulated Value	9,425		10,868	11,387	10,898	12,562	16,086	11,657	13,354	16,122	17,337	19,146
C000121823
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charge) $18,853
Accumulated Value	10,000		11,448	11,912	11,310	12,940	16,443	11,825	13,454	16,107	17,196	18,853
C000130576
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 $21,270
Accumulated Value	10,000		11,585	12,194	11,713	13,576	17,454	12,710	14,636	17,743	19,166	21,270
C000228871
Account Value [Line Items]
Line Graph and Table Measure Name		Class E $21,867
Accumulated Value	10,000		11,582	12,175	11,694	13,534	17,385	12,708	14,737	17,992	19,566	21,867
C000034262
Account Value [Line Items]
Line Graph and Table Measure Name		Trust Class $20,996
Accumulated Value	10,000		11,557	12,155	11,720	13,628	17,460	12,759	14,597	17,490	18,703	20,996
C000035184
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class $2,176,200
Accumulated Value	1,000,000		1,161,300	1,225,400	1,185,200	1,382,800	1,777,900	1,304,800	1,496,300	1,799,900	1,932,300	2,176,200
C000057306
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge) $19,771
Accumulated Value	9,425		10,895	11,452	11,042	12,834	16,436	12,016	13,740	16,471	17,614	19,771
C000057307
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charge) $19,447
Accumulated Value	10,000		11,470	11,971	11,454	13,214	16,796	12,185	13,830	16,450	17,464	19,447
C000077166
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3 $20,451
Accumulated Value	10,000		11,526	12,094	11,633	13,486	17,227	12,565	14,330	17,134	18,267	20,451
C000160231
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 $21,889
Accumulated Value	10,000		11,579	12,226	11,846	13,833	17,796	13,064	15,011	18,072	19,407	21,889
C000087774
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class $3,089,800
Accumulated Value	1,000,000		1,165,900	1,411,000	1,258,100	1,350,700	2,180,500	1,840,700	1,953,300	2,137,700	2,366,000	3,089,800
C000087772
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge) $28,082
Accumulated Value	9,425		10,955	13,210	11,733	12,558	20,195	16,984	17,946	19,573	21,581	28,082
C000087773
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charge) $27,635
Accumulated Value	10,000		11,536	13,802	12,177	12,927	20,629	17,220	18,063	19,551	21,399	27,635
C000150163
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 $31,158
Accumulated Value	10,000		11,659	14,110	12,599	13,542	21,875	18,488	19,642	21,516	23,838	31,158
C000021354
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class $43,867
Accumulated Value	10,000		11,760	14,330	14,908	20,239	27,423	22,717	26,814	33,464	39,654	43,867
C000021355
Account Value [Line Items]
Line Graph and Table Measure Name		Trust Class $43,048
Accumulated Value	10,000		11,737	14,290	14,829	20,100	27,177	22,474	26,478	32,974	38,983	43,048
C000021356
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class $41,743
Accumulated Value	10,000		11,726	14,229	14,713	19,890	26,840	22,156	25,990	32,225	37,966	41,743
C000027740
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class $4,457,100
Accumulated Value	1,000,000		1,177,200	1,438,000	1,498,200	2,038,000	2,765,100	2,293,500	2,711,900	3,389,900	4,021,800	4,457,100
C000077157
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge) $40,450
Accumulated Value	9,425		11,054	13,450	13,959	18,914	25,562	21,131	24,892	30,994	36,645	40,450
C000077158
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charge) $39,886
Accumulated Value	10,000		11,653	14,070	14,493	19,497	26,159	21,458	25,092	31,020	36,403	39,886
C000077160
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3 $41,753
Accumulated Value	10,000		11,702	14,198	14,696	19,849	26,750	22,041	25,894	32,156	37,912	41,753
C000210977
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 $44,584
Accumulated Value	10,000		11,760	14,330	14,915	20,299	27,549	22,862	27,052	33,840	40,198	44,584
C000021333
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class $36,015
Accumulated Value	10,000		11,588	13,083	13,901	14,350	21,532	20,590	21,735	24,868	26,914	36,015
C000021334
Account Value [Line Items]
Line Graph and Table Measure Name		Trust Class $35,347
Accumulated Value	10,000		11,577	13,045	13,833	14,254	21,347	20,372	21,462	24,507	26,471	35,347
C000021335
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class $34,813
Accumulated Value	10,000		11,551	13,002	13,769	14,169	21,179	20,183	21,231	24,209	26,108	34,813
C000027735
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class $3,658,000
Accumulated Value	1,000,000		1,160,400	1,312,500	1,396,700	1,444,500	2,170,300	2,078,900	2,197,800	2,518,600	2,729,600	3,658,000
C000090001
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge) $33,207
Accumulated Value	9,425		10,900	12,282	13,018	13,412	20,073	19,154	20,173	23,030	24,873	33,207
C000089999
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charge) $32,743
Accumulated Value	10,000		11,484	12,843	13,516	13,823	20,540	19,456	20,339	23,051	24,706	32,743
C000090000
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3 $34,297
Accumulated Value	10,000		11,527	12,955	13,698	14,074	21,006	19,994	21,002	23,915	25,753	34,297
C000150162
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 $36,706
Accumulated Value	10,000		11,588	13,083	13,920	14,412	21,674	20,780	21,983	25,218	27,361	36,706
C000228869
Account Value [Line Items]
Line Graph and Table Measure Name		Class E $37,241
Accumulated Value	10,000		11,588	13,083	13,901	14,350	21,532	20,684	21,992	25,351	27,632	37,241
C000021357
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class $28,008
Accumulated Value	10,000		11,580	14,677	15,388	18,764	25,450	19,107	19,950	24,009	29,641	28,008
C000021358
Account Value [Line Items]
Line Graph and Table Measure Name		Trust Class $27,780
Accumulated Value	10,000		11,575	14,660	15,361	18,716	25,367	19,030	19,844	23,866	29,425	27,780
C000021359
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class $27,081
Accumulated Value	10,000		11,547	14,585	15,246	18,534	25,055	18,744	19,510	23,389	28,769	27,081
C000027741
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class $2,849,200
Accumulated Value	1,000,000		1,160,300	1,472,700	1,547,600	1,890,000	2,568,700	1,931,500	2,019,300	2,434,400	3,009,600	2,849,200
C000077161
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge) $25,868
Accumulated Value	9,425		10,892	13,776	14,417	17,546	23,760	17,802	18,552	22,267	27,434	25,868
C000077162
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charge) $25,458
Accumulated Value	10,000		11,469	14,393	14,956	18,063	24,281	18,049	18,676	22,244	27,205	25,458
C000077164
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3 $26,753
Accumulated Value	10,000		11,530	14,541	15,183	18,425	24,879	18,597	19,330	23,144	28,434	26,753
C000125073
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 $28,755
Accumulated Value	10,000		11,613	14,748	15,515	18,971	25,798	19,423	20,332	24,529	30,350	28,755
C000021347
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class $22,111
Accumulated Value	10,000		11,719	13,148	11,442	9,600	14,793	14,250	14,803	16,991	18,070	22,111
C000021348
Account Value [Line Items]
Line Graph and Table Measure Name		Trust Class $21,685
Accumulated Value	10,000		11,685	13,107	11,398	9,545	14,686	14,113	14,629	16,749	17,771	21,685
C000027737
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class $2,251,500
Accumulated Value	1,000,000		1,174,000	1,321,900	1,154,000	970,700	1,498,200	1,445,100	1,502,800	1,726,500	1,838,900	2,251,500
C000090009
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge) $20,468
Accumulated Value	9,425		11,022	12,369	10,758	9,018	13,865	13,327	13,813	15,812	16,778	20,468
C000090010
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charge) $20,151
Accumulated Value	10,000		11,609	12,929	11,158	9,282	14,173	13,517	13,903	15,795	16,636	20,151
C000090011
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3 $21,173
Accumulated Value	10,000		11,662	13,051	11,327	9,467	14,524	13,927	14,394	16,436	17,400	21,173
C000210976
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 $22,514
Accumulated Value	10,000		11,719	13,148	11,465	9,654	14,911	14,400	14,992	17,238	18,369	22,514
C000082272
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class $3,371,100
Accumulated Value	1,000,000		1,202,700	1,433,000	1,474,800	1,625,700	2,214,800	1,890,200	2,132,300	2,677,400	3,002,700	3,371,100
C000082270
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge) $30,633
Accumulated Value	9,425		11,298	13,413	13,753	15,105	20,496	17,438	19,596	24,525	27,383	30,633
C000082271
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charge) $30,168
Accumulated Value	10,000		11,895	14,016	14,265	15,555	20,946	17,682	19,738	24,514	27,185	30,168
C000228874
Account Value [Line Items]
Line Graph and Table Measure Name		Class E $34,893
Accumulated Value	10,000		12,027	14,330	14,748	16,257	22,148	18,982	21,584	27,320	30,860	34,893
C000021349
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class $38,424
Accumulated Value	10,000		11,354	13,438	13,076	15,183	20,413	17,617	20,214	26,600	30,593	38,424
C000021350
Account Value [Line Items]
Line Graph and Table Measure Name		Trust Class $37,780
Accumulated Value	10,000		11,341	13,398	13,014	15,090	20,253	17,448	19,977	26,250	30,132	37,780
C000027738
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class $3,912,200
Accumulated Value	1,000,000		1,137,800	1,348,900	1,315,000	1,530,000	2,060,600	1,781,300	2,047,000	2,699,300	3,109,400	3,912,200
C000077156
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge) $35,547
Accumulated Value	9,425		10,684	12,622	12,256	14,209	19,064	16,421	18,801	24,703	28,348	35,547
C000077153
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charge) $34,999
Accumulated Value	10,000		11,253	13,195	12,718	14,633	19,490	16,665	18,938	24,693	28,125	34,999
C000077155
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3 $36,772
Accumulated Value	10,000		11,304	13,321	12,906	14,922	19,977	17,163	19,604	25,682	29,401	36,772
C000125072
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 $39,476
Accumulated Value	10,000		11,384	13,507	13,178	15,350	20,695	17,907	20,599	27,183	31,341	39,476
C000244622
Account Value [Line Items]
Line Graph and Table Measure Name		Class E $39,272
Accumulated Value	10,000		11,354	13,438	13,076	15,183	20,413	17,617	20,214	26,757	31,022	39,272
C000021342
Account Value [Line Items]
Line Graph and Table Measure Name		Trust Class $17,427
Accumulated Value	10,000		10,289	10,805	13,097	12,556	16,839	15,009	13,505	16,488	15,854	17,427
C000021341
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class $1,775,300
Accumulated Value	1,000,000		1,030,100	1,084,500	1,317,100	1,264,700	1,699,800	1,516,900	1,368,100	1,674,400	1,612,500	1,775,300
C000090002
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge) $16,145
Accumulated Value	9,425		9,674	10,148	12,281	11,751	15,734	13,999	12,573	15,334	14,713	16,145
C000090003
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charge) $15,892
Accumulated Value	10,000		10,189	10,611	12,745	12,098	16,084	14,199	12,661	15,321	14,596	15,892
C000090004
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3 $16,715
Accumulated Value	10,000		10,245	10,714	12,938	12,345	16,487	14,635	13,117	15,943	15,268	16,715
C000125071
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 $17,930
Accumulated Value	10,000		10,316	10,869	13,211	12,700	17,075	15,261	13,772	16,866	16,270	17,930
C000228872
Account Value [Line Items]
Line Graph and Table Measure Name		Class E $18,228
Accumulated Value	10,000		10,289	10,805	13,097	12,556	16,839	15,095	13,721	16,914	16,426	18,228
C000021330
Account Value [Line Items]
Line Graph and Table Measure Name		Investor Class $34,457
Accumulated Value	10,000		12,199	16,916	17,602	21,686	27,747	22,213	22,535	29,498	29,896	34,457
C000021331
Account Value [Line Items]
Line Graph and Table Measure Name		Trust Class $33,796
Accumulated Value	10,000		12,174	16,855	17,527	21,565	27,539	21,993	22,260	29,066	29,386	33,796
C000021332
Account Value [Line Items]
Line Graph and Table Measure Name		Advisor Class $33,289
Accumulated Value	10,000		12,158	16,809	17,450	21,438	27,335	21,795	22,032	28,722	28,993	33,289
C000027734
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class $3,511,800
Accumulated Value	1,000,000		1,223,100	1,701,500	1,776,000	2,193,700	2,811,900	2,253,500	2,289,100	2,999,100	3,043,000	3,511,800
C000077149
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charge) $31,924
Accumulated Value	9,425		11,487	15,922	16,560	20,383	26,027	20,785	21,038	27,464	27,761	31,924
C000077150
Account Value [Line Items]
Line Graph and Table Measure Name		Class C (including sales charge) $31,430
Accumulated Value	10,000		12,100	16,645	17,177	20,989	26,604	21,087	21,183	27,447	27,537	31,430
C000077152
Account Value [Line Items]
Line Graph and Table Measure Name		Class R3 $33,045
Accumulated Value	10,000		12,158	16,813	17,441	21,416	27,280	21,728	21,942	28,573	28,809	33,045
C000205810
Account Value [Line Items]
Line Graph and Table Measure Name		Class R6 $35,189
Accumulated Value	10,000		12,199	16,916	17,673	21,854	28,036	22,492	22,870	29,995	30,462	35,189
Neuberger Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net) $2,430,500
Accumulated Value	1,000,000		1,245,300	1,236,800	1,182,900	1,354,200	1,640,300	1,282,600	1,298,700	1,494,400	1,745,500	2,430,500
Neuberger Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net) $24,305
Accumulated Value	10,000		12,453	12,368	11,829	13,542	16,403	12,826	12,987	14,944	17,455	24,305
Neuberger Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net) $24,305
Accumulated Value	10,000		12,453	12,368	11,829	13,542	16,403	12,826	12,987	14,944	17,455	24,305
Neuberger Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net) $24,305
Accumulated Value	10,000		12,453	12,368	11,829	13,542	16,403	12,826	12,987	14,944	17,455	24,305
Neuberger Index: MSCI Emerging Markets Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net) $24,305
Accumulated Value	10,000		12,453	12,368	11,829	13,542	16,403	12,826	12,987	14,944	17,455	24,305
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $4,091,000
Accumulated Value	1,000,000		1,161,600	1,391,800	1,426,500	1,747,400	2,311,000	2,011,400	2,321,200	2,938,600	3,415,700	4,091,000
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $40,910
Accumulated Value	10,000		11,616	13,918	14,265	17,474	23,110	20,114	23,212	29,386	34,157	40,910
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $40,910
Accumulated Value	10,000		11,616	13,918	14,265	17,474	23,110	20,114	23,212	29,386	34,157	40,910
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $40,910
Accumulated Value	10,000		11,616	13,918	14,265	17,474	23,110	20,114	23,212	29,386	34,157	40,910
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $40,910
Accumulated Value	10,000		11,616	13,918	14,265	17,474	23,110	20,114	23,212	29,386	34,157	40,910
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net) $32,693
Accumulated Value	10,000		11,711	13,048	13,011	15,161	19,504	16,406	18,694	23,076	26,721	32,693
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net) $32,693
Accumulated Value	10,000		11,711	13,048	13,011	15,161	19,504	16,406	18,694	23,076	26,721	32,693
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net) $32,693
Accumulated Value	10,000		11,711	13,048	13,011	15,161	19,504	16,406	18,694	23,076	26,721	32,693
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net) $3,269,300
Accumulated Value	1,000,000		1,171,100	1,304,800	1,301,100	1,516,100	1,950,400	1,640,600	1,869,400	2,307,600	2,672,100	3,269,300
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net) $32,693
Accumulated Value	10,000		11,711	13,048	13,011	15,161	19,504	16,406	18,694	23,076	26,721	32,693
Neuberger Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index (Net) $32,693
Accumulated Value	10,000		11,711	13,048	13,011	15,161	19,504	16,406	18,694	23,076	26,721	32,693
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,989,800
Accumulated Value	1,000,000		1,160,600	1,395,600	1,413,900	1,717,100	2,284,500	1,981,000	2,273,400	2,867,700	3,322,000	3,989,800
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $24,869
Accumulated Value	10,000		11,764	12,280	11,880	12,609	15,903	12,754	15,039	17,957	20,448	24,869
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $24,869
Accumulated Value	10,000		11,764	12,280	11,880	12,609	15,903	12,754	15,039	17,957	20,448	24,869
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $2,486,900
Accumulated Value	1,000,000		1,176,400	1,228,000	1,188,000	1,260,900	1,590,300	1,275,400	1,503,900	1,795,700	2,044,800	2,486,900
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $24,869
Accumulated Value	10,000		11,764	12,280	11,880	12,609	15,903	12,754	15,039	17,957	20,448	24,869
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $24,869
Accumulated Value	10,000		11,764	12,280	11,880	12,609	15,903	12,754	15,039	17,957	20,448	24,869
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $24,869
Accumulated Value	10,000		11,764	12,280	11,880	12,609	15,903	12,754	15,039	17,957	20,448	24,869
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $24,869
Accumulated Value	10,000		11,764	12,280	11,880	12,609	15,903	12,754	15,039	17,957	20,448	24,869
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $24,869
Accumulated Value	10,000		11,764	12,280	11,880	12,609	15,903	12,754	15,039	17,957	20,448	24,869
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $2,486,900
Accumulated Value	1,000,000		1,176,400	1,228,000	1,188,000	1,260,900	1,590,300	1,275,400	1,503,900	1,795,700	2,044,800	2,486,900
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $24,869
Accumulated Value	10,000		11,764	12,280	11,880	12,609	15,903	12,754	15,039	17,957	20,448	24,869
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $24,869
Accumulated Value	10,000		11,764	12,280	11,880	12,609	15,903	12,754	15,039	17,957	20,448	24,869
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $24,869
Accumulated Value	10,000		11,764	12,280	11,880	12,609	15,903	12,754	15,039	17,957	20,448	24,869
Nueberger Index: MSCI EAFE® Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index (Net) $24,869
Accumulated Value	10,000		11,764	12,280	11,880	12,609	15,903	12,754	15,039	17,957	20,448	24,869
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,989,800
Accumulated Value	1,000,000		1,160,600	1,395,600	1,413,900	1,717,100	2,284,500	1,981,000	2,273,400	2,867,700	3,322,000	3,989,800
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $4,179,300
Accumulated Value	1,000,000		1,162,300	1,390,900	1,431,500	1,745,500	2,289,500	2,032,500	2,356,600	2,996,000	3,471,800	4,179,300
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $40,910
Accumulated Value	10,000		11,616	13,918	14,265	17,474	23,110	20,114	23,212	29,386	34,157	40,910
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $40,910
Accumulated Value	10,000		11,616	13,918	14,265	17,474	23,110	20,114	23,212	29,386	34,157	40,910
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $40,910
Accumulated Value	10,000		11,616	13,918	14,265	17,474	23,110	20,114	23,212	29,386	34,157	40,910
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $4,091,000
Accumulated Value	1,000,000		1,161,600	1,391,800	1,426,500	1,747,400	2,311,000	2,011,400	2,321,200	2,938,600	3,415,700	4,091,000
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $40,910
Accumulated Value	10,000		11,616	13,918	14,265	17,474	23,110	20,114	23,212	29,386	34,157	40,910
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $40,910
Accumulated Value	10,000		11,616	13,918	14,265	17,474	23,110	20,114	23,212	29,386	34,157	40,910
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $40,910
Accumulated Value	10,000		11,616	13,918	14,265	17,474	23,110	20,114	23,212	29,386	34,157	40,910
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $40,910
Accumulated Value	10,000		11,616	13,918	14,265	17,474	23,110	20,114	23,212	29,386	34,157	40,910
Nueberger Index: Russell 1000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $40,910
Accumulated Value	10,000		11,616	13,918	14,265	17,474	23,110	20,114	23,212	29,386	34,157	40,910
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,989,800
Accumulated Value	1,000,000		1,160,600	1,395,600	1,413,900	1,717,100	2,284,500	1,981,000	2,273,400	2,867,700	3,322,000	3,989,800
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,989,800
Accumulated Value	1,000,000		1,160,600	1,395,600	1,413,900	1,717,100	2,284,500	1,981,000	2,273,400	2,867,700	3,322,000	3,989,800
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $4,179,300
Accumulated Value	1,000,000		1,162,300	1,390,900	1,431,500	1,745,500	2,289,500	2,032,500	2,356,600	2,996,000	3,471,800	4,179,300
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $4,179,300
Accumulated Value	1,000,000		1,162,300	1,390,900	1,431,500	1,745,500	2,289,500	2,032,500	2,356,600	2,996,000	3,471,800	4,179,300
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $4,179,300
Accumulated Value	1,000,000		1,162,300	1,390,900	1,431,500	1,745,500	2,289,500	2,032,500	2,356,600	2,996,000	3,471,800	4,179,300
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
Nueberger Index: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $41,793
Accumulated Value	10,000		11,623	13,909	14,315	17,455	22,895	20,325	23,566	29,960	34,718	41,793
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,989,800
Accumulated Value	1,000,000		1,160,600	1,395,600	1,413,900	1,717,100	2,284,500	1,981,000	2,273,400	2,867,700	3,322,000	3,989,800
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $39,898
Accumulated Value	10,000		11,606	13,956	14,139	17,171	22,845	19,810	22,734	28,677	33,220	39,898
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $3,039,700
Accumulated Value	1,000,000		1,115,800	1,254,900	1,262,600	1,273,300	1,737,300	1,629,100	1,769,200	2,143,300	2,343,200	3,039,700
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $30,397
Accumulated Value	10,000		11,158	12,549	12,626	12,733	17,373	16,291	17,692	21,433	23,432	30,397
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $30,397
Accumulated Value	10,000		11,158	12,549	12,626	12,733	17,373	16,291	17,692	21,433	23,432	30,397
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $30,397
Accumulated Value	10,000		11,158	12,549	12,626	12,733	17,373	16,291	17,692	21,433	23,432	30,397
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $30,397
Accumulated Value	10,000		11,158	12,549	12,626	12,733	17,373	16,291	17,692	21,433	23,432	30,397
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Accumulated Value	10,000		11,491	14,416	12,557	13,313	19,581	16,079	16,827	19,935	21,563	27,269
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Accumulated Value	10,000		11,491	14,416	12,557	13,313	19,581	16,079	16,827	19,935	21,563	27,269
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Accumulated Value	10,000		11,491	14,416	12,557	13,313	19,581	16,079	16,827	19,935	21,563	27,269
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $2,726,900
Accumulated Value	1,000,000		1,149,100	1,441,600	1,255,700	1,331,300	1,958,100	1,607,900	1,682,700	1,993,500	2,156,300	2,726,900
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Accumulated Value	10,000		11,491	14,416	12,557	13,313	19,581	16,079	16,827	19,935	21,563	27,269
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Accumulated Value	10,000		11,491	14,416	12,557	13,313	19,581	16,079	16,827	19,935	21,563	27,269
Nueberger Index: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $2,611,700
Accumulated Value	1,000,000		1,134,700	1,362,100	1,159,300	1,088,100	1,735,400	1,558,700	1,592,600	1,899,100	2,009,700	2,611,700
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $2,726,900
Accumulated Value	1,000,000		1,149,100	1,441,600	1,255,700	1,331,300	1,958,100	1,607,900	1,682,700	1,993,500	2,156,300	2,726,900
Nueberger Index: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,117
Accumulated Value	10,000		11,347	13,621	11,593	10,881	17,354	15,587	15,926	18,991	20,097	26,117
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Accumulated Value	10,000		11,491	14,416	12,557	13,313	19,581	16,079	16,827	19,935	21,563	27,269
Nueberger Index: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,117
Accumulated Value	10,000		11,347	13,621	11,593	10,881	17,354	15,587	15,926	18,991	20,097	26,117
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Accumulated Value	10,000		11,491	14,416	12,557	13,313	19,581	16,079	16,827	19,935	21,563	27,269
Nueberger Index: Russell 2000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $26,117
Accumulated Value	10,000		11,347	13,621	11,593	10,881	17,354	15,587	15,926	18,991	20,097	26,117
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Accumulated Value	10,000		11,491	14,416	12,557	13,313	19,581	16,079	16,827	19,935	21,563	27,269
Nueberger Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $52,124
Accumulated Value	10,000		12,082	15,371	16,028	23,135	29,734	24,068	29,347	38,373	47,036	52,124
Nueberger Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $52,124
Accumulated Value	10,000		12,082	15,371	16,028	23,135	29,734	24,068	29,347	38,373	47,036	52,124
Nueberger Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $52,124
Accumulated Value	10,000		12,082	15,371	16,028	23,135	29,734	24,068	29,347	38,373	47,036	52,124
Nueberger Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $5,212,400
Accumulated Value	1,000,000		1,208,200	1,537,100	1,602,800	2,313,500	2,973,400	2,406,800	2,934,700	3,837,300	4,703,600	5,212,400
Nueberger Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $52,124
Accumulated Value	10,000		12,082	15,371	16,028	23,135	29,734	24,068	29,347	38,373	47,036	52,124
Nueberger Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $52,124
Accumulated Value	10,000		12,082	15,371	16,028	23,135	29,734	24,068	29,347	38,373	47,036	52,124
Nueberger Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $52,124
Accumulated Value	10,000		12,082	15,371	16,028	23,135	29,734	24,068	29,347	38,373	47,036	52,124
Nueberger Index: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $52,124
Accumulated Value	10,000		12,082	15,371	16,028	23,135	29,734	24,068	29,347	38,373	47,036	52,124
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $30,397
Accumulated Value	10,000		11,158	12,549	12,626	12,733	17,373	16,291	17,692	21,433	23,432	30,397
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $30,397
Accumulated Value	10,000		11,158	12,549	12,626	12,733	17,373	16,291	17,692	21,433	23,432	30,397
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $30,397
Accumulated Value	10,000		11,158	12,549	12,626	12,733	17,373	16,291	17,692	21,433	23,432	30,397
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $3,039,700
Accumulated Value	1,000,000		1,115,800	1,254,900	1,262,600	1,273,300	1,737,300	1,629,100	1,769,200	2,143,300	2,343,200	3,039,700
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $30,397
Accumulated Value	10,000		11,158	12,549	12,626	12,733	17,373	16,291	17,692	21,433	23,432	30,397
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $30,397
Accumulated Value	10,000		11,158	12,549	12,626	12,733	17,373	16,291	17,692	21,433	23,432	30,397
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $30,397
Accumulated Value	10,000		11,158	12,549	12,626	12,733	17,373	16,291	17,692	21,433	23,432	30,397
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $30,397
Accumulated Value	10,000		11,158	12,549	12,626	12,733	17,373	16,291	17,692	21,433	23,432	30,397
Nueberger Index: Russell 1000® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $30,397
Accumulated Value	10,000		11,158	12,549	12,626	12,733	17,373	16,291	17,692	21,433	23,432	30,397
Nueberger Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $31,238
Accumulated Value	10,000		11,452	14,322	15,176	18,751	25,346	18,581	20,997	25,000	31,606	31,238
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Accumulated Value	10,000		11,244	13,256	13,328	14,492	20,467	17,434	18,894	22,703	25,559	30,144
Nueberger Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $31,238
Accumulated Value	10,000		11,452	14,322	15,176	18,751	25,346	18,581	20,997	25,000	31,606	31,238
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Accumulated Value	10,000		11,244	13,256	13,328	14,492	20,467	17,434	18,894	22,703	25,559	30,144
Nueberger Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $31,238
Accumulated Value	10,000		11,452	14,322	15,176	18,751	25,346	18,581	20,997	25,000	31,606	31,238
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Accumulated Value	10,000		11,244	13,256	13,328	14,492	20,467	17,434	18,894	22,703	25,559	30,144
Nueberger Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $3,123,800
Accumulated Value	1,000,000		1,145,200	1,432,200	1,517,600	1,875,100	2,534,600	1,858,100	2,099,700	2,500,000	3,160,600	3,123,800
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,014,400
Accumulated Value	1,000,000		1,124,400	1,325,600	1,332,800	1,449,200	2,046,700	1,743,400	1,889,400	2,270,300	2,555,900	3,014,400
Nueberger Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $31,238
Accumulated Value	10,000		11,452	14,322	15,176	18,751	25,346	18,581	20,997	25,000	31,606	31,238
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Accumulated Value	10,000		11,244	13,256	13,328	14,492	20,467	17,434	18,894	22,703	25,559	30,144
Nueberger Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $31,238
Accumulated Value	10,000		11,452	14,322	15,176	18,751	25,346	18,581	20,997	25,000	31,606	31,238
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Accumulated Value	10,000		11,244	13,256	13,328	14,492	20,467	17,434	18,894	22,703	25,559	30,144
Nueberger Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $31,238
Accumulated Value	10,000		11,452	14,322	15,176	18,751	25,346	18,581	20,997	25,000	31,606	31,238
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Accumulated Value	10,000		11,244	13,256	13,328	14,492	20,467	17,434	18,894	22,703	25,559	30,144
Nueberger Index: Russell Midcap® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $31,238
Accumulated Value	10,000		11,452	14,322	15,176	18,751	25,346	18,581	20,997	25,000	31,606	31,238
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Accumulated Value	10,000		11,244	13,256	13,328	14,492	20,467	17,434	18,894	22,703	25,559	30,144
Nueberger Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $27,221
Accumulated Value	10,000		11,082	12,485	12,094	11,937	17,248	15,903	16,802	20,193	21,856	27,221
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Accumulated Value	10,000		11,244	13,256	13,328	14,492	20,467	17,434	18,894	22,703	25,559	30,144
Nueberger Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $27,221
Accumulated Value	10,000		11,082	12,485	12,094	11,937	17,248	15,903	16,802	20,193	21,856	27,221
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Accumulated Value	10,000		11,244	13,256	13,328	14,492	20,467	17,434	18,894	22,703	25,559	30,144
Nueberger Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $2,722,100
Accumulated Value	1,000,000		1,108,200	1,248,500	1,209,400	1,193,700	1,724,800	1,590,300	1,680,200	2,019,300	2,185,600	2,722,100
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $3,014,400
Accumulated Value	1,000,000		1,124,400	1,325,600	1,332,800	1,449,200	2,046,700	1,743,400	1,889,400	2,270,300	2,555,900	3,014,400
Nueberger Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $27,221
Accumulated Value	10,000		11,082	12,485	12,094	11,937	17,248	15,903	16,802	20,193	21,856	27,221
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Accumulated Value	10,000		11,244	13,256	13,328	14,492	20,467	17,434	18,894	22,703	25,559	30,144
Nueberger Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $27,221
Accumulated Value	10,000		11,082	12,485	12,094	11,937	17,248	15,903	16,802	20,193	21,856	27,221
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Accumulated Value	10,000		11,244	13,256	13,328	14,492	20,467	17,434	18,894	22,703	25,559	30,144
Nueberger Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $27,221
Accumulated Value	10,000		11,082	12,485	12,094	11,937	17,248	15,903	16,802	20,193	21,856	27,221
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Accumulated Value	10,000		11,244	13,256	13,328	14,492	20,467	17,434	18,894	22,703	25,559	30,144
Nueberger Index: Russell Midcap® Value Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index $27,221
Accumulated Value	10,000		11,082	12,485	12,094	11,937	17,248	15,903	16,802	20,193	21,856	27,221
Nueberger Index: Russell Midcap® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $30,144
Accumulated Value	10,000		11,244	13,256	13,328	14,492	20,467	17,434	18,894	22,703	25,559	30,144
Nueberger Index: FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Nareit All Equity REITs Index $17,599
Accumulated Value	10,000		10,185	10,844	12,533	11,523	15,682	14,153	13,061	15,861	15,640	17,599
Nueberger Index: FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Nareit All Equity REITs Index $1,759,900
Accumulated Value	1,000,000		1,018,500	1,084,400	1,253,300	1,152,300	1,568,200	1,415,300	1,306,100	1,586,100	1,564,000	1,759,900
Nueberger Index: FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Nareit All Equity REITs Index $17,599
Accumulated Value	10,000		10,185	10,844	12,533	11,523	15,682	14,153	13,061	15,861	15,640	17,599
Nueberger Index: FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Nareit All Equity REITs Index $17,599
Accumulated Value	10,000		10,185	10,844	12,533	11,523	15,682	14,153	13,061	15,861	15,640	17,599
Nueberger Index: FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Nareit All Equity REITs Index $17,599
Accumulated Value	10,000		10,185	10,844	12,533	11,523	15,682	14,153	13,061	15,861	15,640	17,599
Nueberger Index: FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Nareit All Equity REITs Index $17,599
Accumulated Value	10,000		10,185	10,844	12,533	11,523	15,682	14,153	13,061	15,861	15,640	17,599
Nueberger Index: FTSE Nareit All Equity REITs Index
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE Nareit All Equity REITs Index $17,599
Accumulated Value	10,000		10,185	10,844	12,533	11,523	15,682	14,153	13,061	15,861	15,640	17,599
Nueberger Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $27,528
Accumulated Value	10,000		11,639	15,213	13,537	15,876	21,529	16,091	17,181	20,218	22,336	27,528
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Accumulated Value	10,000		11,491	14,416	12,557	13,313	19,581	16,079	16,827	19,935	21,563	27,269
Nueberger Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $27,528
Accumulated Value	10,000		11,639	15,213	13,537	15,876	21,529	16,091	17,181	20,218	22,336	27,528
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Accumulated Value	10,000		11,491	14,416	12,557	13,313	19,581	16,079	16,827	19,935	21,563	27,269
Nueberger Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $27,528
Accumulated Value	10,000		11,639	15,213	13,537	15,876	21,529	16,091	17,181	20,218	22,336	27,528
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Accumulated Value	10,000		11,491	14,416	12,557	13,313	19,581	16,079	16,827	19,935	21,563	27,269
Nueberger Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $2,752,800
Accumulated Value	1,000,000		1,163,900	1,521,300	1,353,700	1,587,600	2,152,900	1,609,100	1,718,100	2,021,800	2,233,600	2,752,800
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $2,726,900
Accumulated Value	1,000,000		1,149,100	1,441,600	1,255,700	1,331,300	1,958,100	1,607,900	1,682,700	1,993,500	2,156,300	2,726,900
Nueberger Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $27,528
Accumulated Value	10,000		11,639	15,213	13,537	15,876	21,529	16,091	17,181	20,218	22,336	27,528
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Accumulated Value	10,000		11,491	14,416	12,557	13,313	19,581	16,079	16,827	19,935	21,563	27,269
Nueberger Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $27,528
Accumulated Value	10,000		11,639	15,213	13,537	15,876	21,529	16,091	17,181	20,218	22,336	27,528
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Accumulated Value	10,000		11,491	14,416	12,557	13,313	19,581	16,079	16,827	19,935	21,563	27,269
Nueberger Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $27,528
Accumulated Value	10,000		11,639	15,213	13,537	15,876	21,529	16,091	17,181	20,218	22,336	27,528
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Accumulated Value	10,000		11,491	14,416	12,557	13,313	19,581	16,079	16,827	19,935	21,563	27,269
Nueberger Index: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index $27,528
Accumulated Value	10,000		11,639	15,213	13,537	15,876	21,529	16,091	17,181	20,218	22,336	27,528
Nueberger Index: Russell 2000® Index
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index $27,269
Accumulated Value	$ 10,000		$ 11,491	$ 14,416	$ 12,557	$ 13,313	$ 19,581	$ 16,079	$ 16,827	$ 19,935	$ 21,563	$ 27,269